Annual Total Returns - Franklin Floating Rate Daily Access Fund [BarChart] - Franklin Investors Securities Trust - FIST2-35 - Franklin Floating Rate Daily Access Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	0.87%
Annual Return 2012	8.07%
Annual Return 2013	4.53%
Annual Return 2014	0.49%
Annual Return 2015	(2.12%)
Annual Return 2016	11.62%
Annual Return 2017	2.18%
Annual Return 2018	0.54%
Annual Return 2019	3.15%
Annual Return 2020	(4.10%)